Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Net cash flows from operating activities:
Net income (loss) for the period	$ (51,223)	$ 19,647		$ (12,055)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based payment	328	1,212		2,724
Realized loss (gain) on investments, net	(710)	(265)		77
Financial income, net	(911)	(1,808)		(1,542)
Income tax expense	16	1		205
Depreciation of equipment and right-of-use-assets	270	367		512
Impairment of goodwill and intangible assets	2,500	152		168
Changes in accrued interest and amortization of premium (discount) on investments	124	(251)		(91)
INX Token-based compensation	1,246	(473)		694
Unrealized gain on INX Tokens issued	(3,495)	(28,394)		(3,775)
Loss (gain) on investment in associate	(1,207)	651		591
Loss from disposal of equipment	120			1,618
Net loss on office space sublease agreement				33
Impairment loss on digital assets	65	12
Financial expense arising from distribution of Reserve Funds	34,325
Revaluation of lease liability and right-of-use assets				14
Changes in operating assets and liabilities:
Decrease (increase) in digital assets, net		(72)		1,648
Decrease (increase) in trade receivables	2	(137)		(200)
Decrease (increase) in derivative assets				(546)
Decrease (increase) in prepaid expenses and other receivables	2,622	(1,337)		73
Increase (decrease) in accounts payable and accrued expenses	3,153	(528)		514
Increase (decrease) in deferred revenue		(85)		85
Gain from sale of discontinued operation		(1,145)
Interest received	941	1,845		1,560
Taxes received (paid), net		(106)		(86)
Net cash used in operating activities	(11,834)	(10,714)		(7,781)
Net cash flows from investing activities:
Purchase of digital assets	(251)	(100)
Changes in sublease receivables		91		106
Purchase of equipment	(14)	(20)		(48)
Investment in associate				(32)
Purchase of investments	(37,903)	(25,581)		(9,030)
Proceeds from sales and maturities of investments	60,958	32,175		20,824
Proceeds from disposal of equipment	10
Decrease (increase) in cash from sale of discontinued operation	4,457	(293)
Net cash provided by investing activities	27,257	6,272		11,820
Net cash flows from financing activities:
Proceeds from exercise of INX Token warrants				14
Distribution of Reserve Fund	(31,205)
Increase in INX Token liability	14
Repayment of finance lease liabilities	(260)	(435)		(564)
Net cash used in financing activities	(31,451)	(435)		(550)
Change in cash and cash equivalents	(16,028)	(4,877)		3,489
Cash and cash equivalents at beginning of year	24,217	29,094		25,605
Cash and cash equivalents at end of year	8,189	24,217		29,094
Cash and cash equivalents	5,069	10,008	[1]	12,572
Cash and cash equivalents held in Reserve Fund	3,120	14,209		16,522
Total cash and cash equivalents	8,189	24,217		29,094
Right of-use-asset recognized with corresponding lease liability				28
Digital assets payments to service providers	$ (24)	$ (124)

[1]	After retrospective application of SAB 122 – see Note 3a